Net Income per Share - Basic and diluted (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net income attributable to ordinary shareholders - basic	$ 29,898,297	¥ 207,583,868	¥ 120,877,378	¥ 30,409,051
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends | ¥			32,599,128	11,178,067
Net income attribute to ordinary shareholders	$ 29,898,297	¥ 207,583,868	¥ 153,476,506	¥ 41,587,118
Weighted average number of ordinary shares outstanding - basic	192,674,014	192,674,014	114,124,300	83,683,960
Plus: convertible redeemable preferred shares				30,761,401
Weighted average number of ordinary shares outstanding-diluted	200,765,917	200,765,917	119,598,947	114,445,361
Basic net income per share | (per share)	$ 0.16	¥ 1.08	¥ 1.06	¥ 0.36
Diluted net income per share | (per share)	$ 0.15	¥ 1.03	¥ 1.01	¥ 0.36
Share options
Plus: share options and restricted shares	7,422,663	7,422,663	5,474,647
Restricted shares
Plus: share options and restricted shares	669,240	669,240